SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Short-term and long-term debt	SHORT-TERM AND LONG-TERM DEBT
Short and long-term debt for the company as of December 31, 2024 and 2023, is detailed in the table below:

(in thousands of $)	2024	2023
U.S. dollar denominated floating rate debt
$90 million term tranche under the $270 Million Facility	90,000	—
Flex Endeavour $160 Million Sale and Leaseback (1)	158,190	—
$320 Million Sale and Leaseback	268,576	287,275
$125 million term tranche under the $375 Million Facility	—	97,354
$66 million term tranche under the Flex Enterprise $150 Million Facility	44,217	137,718
Flex Resolute $150 Million Facility	134,211	142,106
$330 Million Sale and Leaseback	296,000	313,000
$140 million term tranche under the $290 Million Facility	114,579	129,104
Flex Rainbow $180 Million Sale and Leaseback (1)	165,218	174,066
Total U.S. dollar floating rate debt	1,270,991	1,280,623

U.S. dollar denominated fixed rate debt
Flex Volunteer Sale and Leaseback	138,656	145,881
Total U.S. dollar denominated fixed rate debt	138,656	145,881

U.S. dollar denominated revolving credit facilities
$250 million revolving tranche under the $375 Million Facility	—	250,000
$150 million revolving tranche under the $290 Million Facility	150,000	150,000
$180 million revolving tranche under the $270 Million Facility	180,000	—
$84 million revolving tranche under the Flex Enterprise $150 Million Facility	83,675	—
Total U.S. dollar denominated revolving credit facilities	413,675	400,000

Total debt	1,823,322	1,826,504
Less
Current portion of debt	(108,906)	(106,135)
Long-term portion of debt issuance costs	(10,887)	(12,096)
Long-term debt	1,703,529	1,708,273
(1) These sale and leaseback agreements are comprised of a fixed rate of interest and a floating element based on Term SOFR, plus a margin.
Capital commitments relating to our long-term debt obligations as of December 31, 2024 are detailed in the table below:

(in thousands of $)
2025	108,906
2026	110,093
2027	111,338
2028	215,298
2029	376,836
Thereafter	900,851
Total	1,823,322
$375 Million Facility
In September 2024, upon closing of the $270 Million Facility, as defined and further described below, the full amount outstanding under the $375 Million Facility of $80.7 million was prepaid.
$270 Million Facility
In September 2024, the Company completed a $270 million term and revolving credit facility. The $270 Million Facility is in respect of Flex Aurora and Flex Ranger, and this re-financed the amounts outstanding under the previous $375 Million Facility, in respect of Flex Aurora, Flex Ranger and Flex Endeavour. Flex Endeavour was refinanced separately, as further described below. The facility has an interest of SOFR plus a margin of 185 basis points per annum. The facility is split into a term tranche of $90.0 million and a revolving tranche of $180.0 million. The facility has a duration of 5.5 years, with the revolving tranche being non-amortizing and the term tranche amortizing, reflecting an overall age adjusted profile of 22 years. The facility includes various financial covenants, the most stringent of which are further described below.

Flex Endeavour $160 Million Sale and Leaseback
In October 2024, the Company signed a sale and leaseback agreement with an Asian-based lease provider for the vessel, Flex Endeavour. Under the terms of the agreement, the vessel was sold for a consideration of $160 million, with a bareboat charter of 9.9 years. The bareboat rate payable under the lease has a fixed element considered a principal repayment and a variable element considered interest, which is calculated on term SOFR plus a margin. The Company has fixed price repurchase options to terminate the lease and repurchase the vessel after approximately 8.5 years. The facility includes various financial covenants, the most stringent of which are further described below.

Flex Enterprise $150 Million Facility

In November 2024, the Company signed an amendment under the Flex Enterprise $150 Million Facility to convert the non-amortizing term loan tranche of $83.7 million to a non-amortizing revolving credit facility.

Loan covenants

Certain of our financing agreements discussed above, have, amongst other things, the following financial and vessel covenants, as amended or waived, which are tested quarterly, the most stringent of which require us (on a consolidated basis) to maintain:

• a book equity ratio of minimum 0.20 to 1.0;

• a positive working capital;

• minimum liquidity, including undrawn credit lines with a remaining term of at least 6 months, being the higher of: (i) $25 million; and (ii) an amount equal to five percent of our total interest bearing financial indebtedness net of any cash and cash equivalents; and

•collateral maintenance test, ensuring that the aggregate value of the vessels making up the facility in question exceeds the aggregate value of the debt commitment outstanding.

As of December 31, 2024, all financial covenants have been met accordingly.